Fair Value of Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - LendingClub Corp [Member]
		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Minimum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		3.40%
Net cumulative expected loss rates	[1]	0.30%
Cumulative prepayment rates	[1]	8.00%
Minimum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		3.40%	3.50%
Net cumulative expected loss rates	[1]	0.30%	0.30%
Cumulative prepayment rates	[1]	8.00%	8.00%
Base market servicing rates (% per annum on unpaid principal balance)	[2]	0.63%	0.57%
Maximum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.00%
Net cumulative expected loss rates	[1]	33.90%
Cumulative prepayment rates	[1]	42.70%
Maximum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.10%	16.30%
Net cumulative expected loss rates	[1]	33.90%	22.00%
Cumulative prepayment rates	[1]	42.70%	36.40%
Base market servicing rates (% per annum on unpaid principal balance)	[2]	0.90%	0.75%
Weighted Average [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		7.70%
Net cumulative expected loss rates	[1]	13.50%
Cumulative prepayment rates	[1]	28.30%
Weighted Average [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		7.80%	9.40%
Net cumulative expected loss rates	[1]	12.80%	8.80%
Cumulative prepayment rates	[1]	29.30%	30.50%
Base market servicing rates (% per annum on unpaid principal balance)	[2]	0.63%	0.57%
Loans Notes And Certificates And Servicing Asset Liability [Member] | Minimum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		1.20%	2.90%
Net cumulative expected loss rates	[1]	0.30%	0.30%
Cumulative prepayment rates	[1]	8.00%	23.40%
Loans Notes And Certificates And Servicing Asset Liability [Member] | Maximum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		16.60%	17.50%
Net cumulative expected loss rates	[1]	33.90%	22.00%
Cumulative prepayment rates	[1]	42.70%	36.40%
Loans Notes And Certificates And Servicing Asset Liability [Member] | Weighted Average [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		7.20%	9.00%
Net cumulative expected loss rates	[1]	14.60%	9.90%
Cumulative prepayment rates	[1]	30.70%	30.80%

[1]	Expressed as a percentage of the original principal balance of the loan, note or certificate.
[2]	Includes collection fees estimated to be paid to a hypothetical third-party servicer.